Vessels - Summary of cost capitalized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Vessel Additions [Abstract]
Percentage of equipment cost estimated to require replacement value of vessel	10.00%	10.00%
Capitalized cost | Drydock
Drydock Additions\ [Abstract]
Drydock expenses	$ 16,738	$ 19,657
Notional of component of scrubber	0	150
Total drydock cost	16,738	19,807
Capitalized cost | Vessels
Vessel Additions [Abstract]
Scrubber cost	0	14,386
BWTS cost	4,554	5,522
Other equipment cost	150	347
Capitalized interest	7	171
Vessel additions	$ 4,711	$ 20,426